Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2024 (remainder)	$ 27,797
2025	56,701	$ 55,049
2026	38,548	$ 56,701
Total minimum non-cancelable operating lease payments	$ 123,046